Net Investments in Properties (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Minimum Lease Rents Receivable
2013	$ 272,559
2014	270,952
2015	249,266
2016	227,445
2017	213,292
Thereafter	1,078,071
Total	$ 2,311,585